Financial Instruments - Level 3 Assets Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	$ 17,611.6	[1]	$ 15,743.9
Total gains or losses in the period recognised in the income statement:
Balance at 31 December	24,312.5		17,611.6	[1]
Level 3
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	0.8		2.6
Purchases	5.3		0.0
Settlements	(0.8)		(2.4)
Total gains or losses in the period recognised in the income statement:
Market Making revenue	0.4		0.6
Transfers out of Level 3 of fair value hierarchy, assets	(0.1)		0.0
Transfers into Level 3 of fair value hierarchy, assets	0.2		0.0
Balance at 31 December	$ 5.8		$ 0.8

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information